BUSINESS COMBINATIONS - supplemental consolidated financial results on an unaudited pro forma basis, as if the 7LFreight acquisition had been consummated on January 1, 2020 (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
Proforma revenue	$ 13,525	$ 10,934
Proforma loss	$ (16,624)	$ (14,376)
Proforma loss per Ordinary share	$ (3.76)	$ (3.31)